BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
BORROWINGS
Schedule of Short-term Borrowings

	As of December 31,
	2018	2019
	RMB	RMB
Short-term borrowings	6,916,827,666	8,517,391,989
Long-term borrowings—current portion	186,571,525	529,857,922
Total short-term borrowings	7,103,399,191	9,047,249,911

Schedule of Type of Short-term Borrowings

Details of the Group’s short-term borrowings as of December 31, 2019 are:

Type of loan	As of December 31, 2019	Guarantee/Collateral
Credit loan	351,688,734		a)
Letter of credit loan	1,432,899,992		a)
	1,657,515,587	Guaranteed by JinkoSolar Holding	b)
	90,136,520	Guaranteed by JinkoSolar Holding and Zhejiang Jinko	b)
	80,000,000	Guaranteed by JinkoSolar Holding and Jiangxi Jinko	b)
	886,235,381	Guaranteed by Jiangxi Jinko	b)
	779,858,130	Guaranteed by Zhejiang Jinko	b)
	50,000,000	Collateralized on Jiangxi Jinko's share	c)
Guaranteed by subsidiaries of the	749,835,112	Collateralized on Jiangxi Jinko's Account receivables	d)
Group and/or collateralized on the	60,000,000	Collateralized on Zhejiang Jinko's Account receivables	d)
Group’s assets	100,000,000	Collateralized on bank deposits of Zhejiang Jinko	e)
	90,969,648	Collateralized on bank deposits of Jiangxi Import & Export Company	e)
	62,000,000	Collateralized on bank deposits of Jiangxi Jinko	e)
	10,000,000	Collateralized on bank deposits of Jiangxi Photovoltaic Material	e)
	4,784,865	Collateralized on bank deposits of Jinko USA	e)
	7,046,074	Collateralized on the Group's inventory	f)
	428,138,525	Financings associated with failed sale-leaseback transactions	g)
	2,206,141,343	Guaranteed and collateralized on buildings, equipment and other assets of the Group	h)
Total	9,047,249,911
a)	As of December 31, 2019, the Group had short-term bank borrowings of RMB351,688,734 credit loans, RMB1,432,899,992 letter of credit loan. The remaining short-term bank borrowings of RMB7,262,661,185 were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following:
b)	Borrowings of RMB1,657,515,587 guaranteed by JinkoSolar Holding, RMB90,136,520 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB80,000,000 guaranteed by JinkoSolar Holding and Jiangxi Jinko, RMB886,235,381 guaranteed by Jiangxi Jinko, RMB779,858,130 guaranteed by Zhejiang Jinko, respectively.
c)	Borrowings of RMB50,000,000 collateralized on the Jiangxi Jinko’s share pledge.
d)	Borrowings of RMB749,835,112 collateralized on the account receivables of Jiangxi Jinko, and borrowing of RMB60,000,000 collateralized on the account receivables of Zhejiang Jinko.
e)	Borrowings of RMB100,000,000 collateralized on the bank deposit of Zhejiang Jinko, RMB90,969,648 collateralized on the bank deposit by JinkoSolar Import & Export Company, RMB62,000,000 collateralized on the bank deposit of Jiangxi Jinko, RMB10,000,000 collateralized on the bank deposit of Jiangxi Jinko Photovoltaic Material, RMB4,784,865 collateralized on the bank deposit of Jinko USA.
f)	Borrowing of RMB7,046,074 collateralized on the Group’s certain inventories.
g)	As of December 31, 2019, the Company recorded financings associated with failed sale-leaseback transactions with the amount of RMB140,055,814 under short-term borrowings, RMB725,604,249 under long-term borrowings, including RMB288,082,711 as current portion (Note 19(b)).
h)	Borrowings of RMB2,206,141,343 collateralized on the Group’s certain building and equipment, including RMB456,180,000 which were also collateralized on the Group’s certain land use rights, and RMB146,180,000 were also collateralized on the Group’s certain inventory. In addition, included in these borrowings there were borrowings of RMB290,000,000 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB309,000,000 guaranteed by Jiangxi Jinko, RMB75,000,000 guaranteed by Jiangxi Jinko and Zhejiang Trading, RMB1,143,817,971 guaranteed by Zhejiang Jinko and Jiangxi Heji, RMB50,000,000 guaranteed by shareholders (Xiande Li).

Schedule of Long-term Borrowings

	As of December 31,
	2018	2019
	RMB	RMB
Long-term bank borrowings	2,141,402,299	1,390,440,838
Long-term financings associated with failed sale-leaseback transactions	—	725,604,249
Less: Current portion of long-term bank borrowings	(186,571,525)	(241,775,211)
Less: Current portion of financings associated with failed sale-leaseback transactions	—	(288,082,711)
Total long-term borrowings	1,954,830,774	1,586,187,165

Schedule of Long-term Future Principal Repayments

Year ended December 31,	RMB
2020	529,857,922
2021	623,041,126
2022	121,985,440
2023	97,463,105
2024	100,908,790
Thereafter	642,788,704
Total	2,116,045,087